Quarterly Holdings Report
for

Fidelity® Contrafund® K6

March 31, 2019

CONK6-QTLY-0519
1.9883977.101

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 16.9%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	182,739	$10,805,357
Entertainment - 4.0%
Activision Blizzard, Inc.	1,062,766	48,387,736
Live Nation Entertainment, Inc. (a)	40,305	2,560,980
Netflix, Inc. (a)	575,144	205,073,345
Spotify Technology SA (a)	22,134	3,072,199
The Walt Disney Co.	329,632	36,599,041
		295,693,301
Interactive Media & Services - 12.2%
Alphabet, Inc.:
Class A (a)	186,515	219,507,638
Class C (a)	169,476	198,847,886
CarGurus, Inc. Class A (a)	150,358	6,023,341
Facebook, Inc. Class A (a)	2,833,803	472,366,622
Match Group, Inc.	12,260	694,039
TripAdvisor, Inc. (a)	50,229	2,584,282
		900,023,808
Media - 0.3%
Discovery Communications, Inc. Class A (a)(b)	182,079	4,919,775
Liberty Media Corp. Liberty Formula One Group Series C (a)	409,185	14,341,934
		19,261,709
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	311,749	21,541,856

TOTAL COMMUNICATION SERVICES		1,247,326,031

CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.2%
General Motors Co.	179,645	6,664,830
Mahindra & Mahindra Ltd.	227,208	2,213,131
Maruti Suzuki India Ltd.	7,259	700,095
Tesla, Inc. (a)(b)	16,195	4,532,333
Toyota Motor Corp.	64,000	3,770,291
		17,880,680
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	18,697	712,730
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	34,803	24,720,919
Darden Restaurants, Inc.	37,294	4,530,102
Hilton Worldwide Holdings, Inc.	9,070	753,808
Marriott International, Inc. Class A	33,673	4,212,156
McDonald's Corp.	352,242	66,890,756
Starbucks Corp.	53,995	4,013,988
		105,121,729
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	17,426	2,198,290
Internet & Direct Marketing Retail - 7.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,300	784,535
Amazon.com, Inc. (a)	286,418	510,038,843
eBay, Inc.	42,360	1,573,250
MercadoLibre, Inc. (a)	8,030	4,077,072
Ocado Group PLC (a)	51,400	917,494
Wayfair LLC Class A (a)	2,037	302,393
		517,693,587
Multiline Retail - 0.2%
Dollar General Corp.	32,080	3,827,144
Dollar Tree, Inc. (a)	62,485	6,563,424
Ollie's Bargain Outlet Holdings, Inc. (a)	10,238	873,609
		11,264,177
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	4,100	699,173
AutoZone, Inc. (a)	2,665	2,729,280
Burlington Stores, Inc. (a)	17,202	2,695,209
Home Depot, Inc.	180,668	34,668,383
John David Group PLC	226,745	1,484,299
O'Reilly Automotive, Inc. (a)	34,514	13,401,786
Ross Stores, Inc.	72,542	6,753,660
TJX Companies, Inc.	956,959	50,919,788
Ulta Beauty, Inc. (a)	20,289	7,075,383
Urban Outfitters, Inc. (a)	85,806	2,543,290
		122,970,251
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	136,782	33,234,066
Allbirds, Inc. (c)(d)	6,799	351,100
Deckers Outdoor Corp. (a)	16,930	2,488,541
Gildan Activewear, Inc.	62,800	2,258,046
lululemon athletica, Inc. (a)	19,518	3,198,415
NIKE, Inc. Class B	354,199	29,827,098
Pinduoduo, Inc. ADR (b)	101,805	2,524,764
VF Corp.	176,481	15,337,964
		89,219,994

TOTAL CONSUMER DISCRETIONARY		867,061,438

CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	2,302	678,468
Diageo PLC	136,294	5,577,431
Keurig Dr. Pepper, Inc.	469,182	13,123,021
Monster Beverage Corp. (a)	19,779	1,079,538
PepsiCo, Inc.	37,900	4,644,645
The Coca-Cola Co.	577,880	27,079,457
		52,182,560
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	64,354	3,790,883
Costco Wholesale Corp.	171,704	41,576,407
Walmart, Inc.	50,216	4,897,566
		50,264,856
Food Products - 0.2%
Freshpet, Inc. (a)	53,763	2,273,637
Mondelez International, Inc.	123,144	6,147,348
Post Holdings, Inc. (a)	6,924	757,486
The Simply Good Foods Co. (a)	162,783	3,351,702
		12,530,173
Household Products - 0.5%
Colgate-Palmolive Co.	92,117	6,313,699
Procter & Gamble Co.	328,159	34,144,944
		40,458,643
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	527,600	87,344,180
Kao Corp.	62,100	4,901,345
L'Oreal SA	9,801	2,639,325
L'Oreal SA	2,536	682,923
Shiseido Co. Ltd.	71,800	5,198,668
		100,766,441

TOTAL CONSUMER STAPLES		256,202,673

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Birchcliff Energy Ltd.	1,069,839	2,850,022
BP PLC	877,298	6,370,480
Canadian Natural Resources Ltd.	242,714	6,663,806
Centennial Resource Development, Inc. Class A (a)	1,302,191	11,446,259
Cheniere Energy, Inc. (a)	36,803	2,515,853
ConocoPhillips Co.	231,171	15,428,353
Continental Resources, Inc. (a)	118,410	5,301,216
Diamondback Energy, Inc.	30,029	3,048,844
EOG Resources, Inc.	315,595	30,038,332
Hess Corp.	477,206	28,742,117
Magnolia Oil & Gas Corp.	154,000	1,848,000
Phillips 66 Co.	55,276	5,260,617
Pioneer Natural Resources Co.	5,000	761,400
PrairieSky Royalty Ltd.	51,477	693,371
Reliance Industries Ltd.	1,909,682	37,629,168
		158,597,838
FINANCIALS - 13.2%
Banks - 5.1%
Banco do Brasil SA	257,300	3,201,669
Bank of America Corp.	4,363,473	120,388,220
Citigroup, Inc.	1,463,743	91,074,089
Credicorp Ltd. (United States)	5,951	1,427,942
HDFC Bank Ltd. sponsored ADR	252,887	29,312,132
JPMorgan Chase & Co.	1,012,702	102,515,823
Kotak Mahindra Bank Ltd.	826,572	15,943,634
Metro Bank PLC (a)	186,315	1,839,408
Wells Fargo & Co.	221,361	10,696,164
		376,399,081
Capital Markets - 1.4%
Bank of New York Mellon Corp.	938,104	47,308,585
BM&F BOVESPA SA	261,400	2,144,423
Brookfield Asset Management, Inc. Class A	66,927	3,118,102
Charles Schwab Corp.	389,752	16,665,796
CME Group, Inc.	98,594	16,226,601
Morgan Stanley	279,018	11,774,560
Oaktree Capital Group LLC Class A	124,850	6,198,803
		103,436,870
Consumer Finance - 1.0%
American Express Co.	643,462	70,330,397
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (a)	1,271	382,844,265
Churchill Capital Corp. Class A (a)	363,633	4,887,228
		387,731,493
Insurance - 0.5%
Admiral Group PLC	344,843	9,746,355
AFLAC, Inc.	30,188	1,509,400
American International Group, Inc.	103,103	4,439,615
Chubb Ltd.	59,159	8,286,993
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,005	3,244,730
Hiscox Ltd.	110,031	2,235,634
Progressive Corp.	118,305	8,528,607
		37,991,334
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	1,299	456,676

TOTAL FINANCIALS		976,345,851

HEALTH CARE - 14.6%
Biotechnology - 2.3%
23andMe, Inc. (a)(c)(d)	6,779	90,296
Acceleron Pharma, Inc. (a)	29,119	1,356,072
Agios Pharmaceuticals, Inc. (a)	7,960	536,822
Alexion Pharmaceuticals, Inc. (a)	67,956	9,186,292
Allogene Therapeutics, Inc. (b)	87,463	2,528,555
Amgen, Inc.	53,890	10,238,022
Arena Pharmaceuticals, Inc. (a)	4,683	209,939
Ascendis Pharma A/S sponsored ADR (a)	11,811	1,390,155
bluebird bio, Inc. (a)	16,936	2,664,541
Celgene Corp. (a)	64,428	6,078,138
CSL Ltd.	3,540	489,997
Exact Sciences Corp. (a)	56,137	4,862,587
FibroGen, Inc. (a)	151,076	8,210,981
Gilead Sciences, Inc.	32,464	2,110,485
Gossamer Bio, Inc.	40,490	877,418
Mirati Therapeutics, Inc. (a)	27,495	2,015,384
Morphosys AG (a)	5,754	523,787
Neurocrine Biosciences, Inc. (a)	100,636	8,866,032
Regeneron Pharmaceuticals, Inc. (a)	62,406	25,625,152
Sage Therapeutics, Inc. (a)	14,681	2,335,013
Vertex Pharmaceuticals, Inc. (a)	438,065	80,582,057
		170,777,725
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	367,854	29,406,249
Baxter International, Inc.	631,885	51,378,569
Boston Scientific Corp. (a)	1,124,207	43,147,065
Danaher Corp.	346,091	45,690,934
DexCom, Inc. (a)	143,962	17,145,874
Edwards Lifesciences Corp. (a)	212,450	40,648,059
Hoya Corp.	11,800	778,185
Intuitive Surgical, Inc. (a)	71,739	40,932,839
Olympus Corp.	57,600	626,643
Penumbra, Inc. (a)	5,056	743,283
ResMed, Inc.	50,430	5,243,207
Sonova Holding AG Class B	26,033	5,150,390
Stryker Corp.	12,260	2,421,595
		283,312,892
Health Care Providers & Services - 4.0%
Anthem, Inc.	104,515	29,993,715
HealthEquity, Inc. (a)	92,043	6,809,341
Humana, Inc.	8,028	2,135,448
LHC Group, Inc. (a)	6,333	702,076
Molina Healthcare, Inc. (a)	31,225	4,432,701
National Vision Holdings, Inc. (a)	191,324	6,013,313
Notre Dame Intermedica Participacoes SA	64,600	541,173
UnitedHealth Group, Inc.	997,155	246,556,545
		297,184,312
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	189,873	24,087,289
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	39,675	3,189,077
IQVIA Holdings, Inc. (a)	135,373	19,473,406
Mettler-Toledo International, Inc. (a)	86,664	62,658,072
PRA Health Sciences, Inc. (a)	75,374	8,312,998
Thermo Fisher Scientific, Inc.	137,020	37,505,114
Waters Corp. (a)	6,087	1,532,159
		132,670,826
Pharmaceuticals - 2.4%
AstraZeneca PLC:
(United Kingdom)	45,000	3,591,965
sponsored ADR	1,044,406	42,225,335
Eli Lilly & Co.	375,120	48,675,571
Idorsia Ltd. (a)	97,870	1,722,001
Ipsen SA	8,259	1,132,126
Merck & Co., Inc.	212,994	17,714,711
Novartis AG sponsored ADR	233,386	22,437,730
Roche Holding AG (participation certificate)	55,291	15,235,705
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	203,041	3,183,683
Zoetis, Inc. Class A	190,125	19,139,884
		175,058,711

TOTAL HEALTH CARE		1,083,091,755

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Harris Corp.	13,056	2,085,174
The Boeing Co.	133,633	50,970,299
TransDigm Group, Inc. (a)	17,411	7,904,420
		60,959,893
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	64,555	5,615,639
Airlines - 0.0%
Southwest Airlines Co.	24,779	1,286,278
Building Products - 0.2%
Masco Corp.	58,236	2,289,257
Toto Ltd.	179,900	7,649,347
		9,938,604
Commercial Services & Supplies - 0.3%
Cintas Corp.	74,304	15,017,581
Clean TeQ Holdings Ltd. (a)(b)	2,450,107	539,307
TulCo LLC (a)(c)(d)(e)	1,552	850,766
Waste Connection, Inc. (United States)	22,086	1,956,599
Waste Management, Inc.	15,904	1,652,585
		20,016,838
Electrical Equipment - 0.7%
AMETEK, Inc.	61,125	5,071,541
Fortive Corp.	573,184	48,084,406
		53,155,947
Industrial Conglomerates - 0.4%
3M Co.	24,337	5,056,742
General Electric Co.	2,474,846	24,723,712
		29,780,454
Machinery - 0.3%
Deere & Co.	101,014	16,146,078
Ingersoll-Rand PLC	18,343	1,980,127
PACCAR, Inc.	11,280	768,619
Rexnord Corp. (a)	90,494	2,275,019
		21,169,843
Professional Services - 0.1%
CoStar Group, Inc. (a)	5,193	2,422,119
FTI Consulting, Inc. (a)	84,753	6,510,725
		8,932,844
Road & Rail - 0.9%
CSX Corp.	440,638	32,968,535
Lyft, Inc.	30,600	2,203,200
Lyft, Inc.	57,858	4,076,733
Norfolk Southern Corp.	4,243	792,974
Union Pacific Corp.	155,959	26,076,345
		66,117,787
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	11,378	390,834
W.W. Grainger, Inc.	24,412	7,346,303
		7,737,137

TOTAL INDUSTRIALS		284,711,264

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	30,456	9,577,194
Ciena Corp. (a)	38,144	1,424,297
Motorola Solutions, Inc.	54,200	7,610,764
Telefonaktiebolaget LM Ericsson (B Shares)	394,900	3,628,189
		22,240,444
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,379,729	130,301,607
CDW Corp.	2,071	199,582
Corning, Inc.	128,954	4,268,377
Dolby Laboratories, Inc. Class A	12,605	793,737
Keysight Technologies, Inc. (a)	54,348	4,739,146
Zebra Technologies Corp. Class A (a)	84,487	17,702,561
		158,005,010
IT Services - 9.3%
Accenture PLC Class A	23,305	4,102,146
Adyen BV (f)	8,404	6,580,177
Elastic NV	7,821	624,663
Endava PLC ADR (a)	5	138
EPAM Systems, Inc. (a)	23,136	3,912,992
Global Payments, Inc.	142,978	19,519,357
Infosys Ltd. sponsored ADR	423,954	4,633,817
MasterCard, Inc. Class A	678,004	159,636,042
MongoDB, Inc. Class A (a)(b)	112,956	16,606,791
Netcompany Group A/S (f)	23,889	855,358
Okta, Inc. (a)	224,606	18,581,654
PayPal Holdings, Inc. (a)	1,635,109	169,789,719
Shopify, Inc. Class A (a)	50,035	10,328,623
Square, Inc. (a)	110,718	8,294,993
Twilio, Inc. Class A (a)	31,797	4,107,536
Visa, Inc. Class A	1,653,175	258,209,403
Wix.com Ltd. (a)	19,314	2,333,711
		688,117,120
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	374,609	9,560,022
Analog Devices, Inc.	33,142	3,488,858
Broadcom, Inc.	12,600	3,788,946
Marvell Technology Group Ltd.	85,628	1,703,141
Microchip Technology, Inc.	32,885	2,728,140
NVIDIA Corp.	239,063	42,926,152
NXP Semiconductors NV	4,759	420,648
Texas Instruments, Inc.	63,547	6,740,430
Xilinx, Inc.	225,812	28,630,703
		99,987,040
Software - 14.1%
Adobe, Inc. (a)	722,512	192,542,223
Atlassian Corp. PLC (a)	204,849	23,022,979
Coupa Software, Inc. (a)	79,239	7,209,164
DocuSign, Inc.	34,188	1,772,306
Dropbox, Inc. Class A (a)	388,017	8,458,771
Fortinet, Inc. (a)	21,771	1,828,111
Intuit, Inc.	134,799	35,237,807
Microsoft Corp.	2,773,136	327,063,660
New Relic, Inc. (a)	71,710	7,077,777
Paycom Software, Inc. (a)	79,677	15,069,311
Pivotal Software, Inc.	35,400	738,090
RingCentral, Inc. (a)	168,403	18,153,843
Salesforce.com, Inc. (a)	1,679,591	265,996,827
ServiceNow, Inc. (a)	19,665	4,847,226
SS&C Technologies Holdings, Inc.	61,717	3,930,756
SurveyMonkey	15,100	274,971
Tableau Software, Inc. (a)	130,125	16,562,310
Ultimate Software Group, Inc. (a)	77,644	25,632,614
Workday, Inc. Class A (a)	441,525	85,148,096
Zscaler, Inc. (a)	26,385	1,871,488
		1,042,438,330
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	709,874	134,840,566
Xerox Corp.	46,400	1,483,872
		136,324,438

TOTAL INFORMATION TECHNOLOGY		2,147,112,382

MATERIALS - 1.3%
Chemicals - 0.3%
DowDuPont, Inc.	107,996	5,757,267
Growmax Resources Corp. (a)(f)	145,400	10,880
Sherwin-Williams Co.	22,598	9,733,185
Westlake Chemical Corp.	129,276	8,772,669
		24,274,001
Metals & Mining - 1.0%
B2Gold Corp. (a)	2,506,820	7,015,757
Barrick Gold Corp. (Canada)	1,485,756	20,368,204
Franco-Nevada Corp.	275,224	20,634,334
Ivanhoe Mines Ltd. (a)	2,434,352	5,829,256
Ivanhoe Mines Ltd. (a)(f)	620,846	1,486,667
Kirkland Lake Gold Ltd.	343,973	10,460,630
Livent Corp.	9,904	121,621
Newcrest Mining Ltd.	125,781	2,278,318
Novagold Resources, Inc. (a)	453,516	1,890,286
		70,085,073

TOTAL MATERIALS		94,359,074

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	152,730	30,096,974
Apartment Investment & Management Co. Class A	12,595	633,403
AvalonBay Communities, Inc.	20,492	4,113,359
Equity Residential (SBI)	102,355	7,709,379
Essex Property Trust, Inc.	10,733	3,104,413
		45,657,528
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	106,207	20,531,937
Vistra Energy Corp.	103,983	2,706,677
		23,238,614
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	127,194	5,403,201
The AES Corp.	55,005	994,490
		6,397,691

TOTAL UTILITIES		29,636,305

TOTAL COMMON STOCKS
(Cost $6,438,937,387)		7,190,102,139

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	2,683	138,550
Series B (c)(d)	471	24,322
Series C (c)(d)	4,505	232,638
Aurora Innovation, Inc. Series B (c)(d)	11,904	1,099,965
		1,495,475
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	1,222	670,096
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	26,649	354,965
Generation Bio Series B (a)(c)(d)	48,000	436,320
		791,285
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (c)(d)	141,842	1,869,917
Carbon, Inc.:
Series D (a)(c)(d)	9,678	270,930
Series E (c)(d)	8,344	233,585
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	83,500	918,500
		3,292,932

TOTAL CONVERTIBLE PREFERRED STOCKS		6,249,788

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,442	74,465
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	371,234	3,270,572
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	3,848,498	5,012

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,350,049

TOTAL PREFERRED STOCKS
(Cost $9,831,841)		9,599,837

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.48% (g)	178,016,027	178,051,631
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	10,950,598	10,951,693
TOTAL MONEY MARKET FUNDS
(Cost $188,995,254)		189,003,324
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,637,764,482)		7,388,705,300
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,764,273
NET ASSETS - 100%		$7,398,469,573

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,616,415 or 0.1% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,933,082 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc.	10/9/18	$79,073
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$233,585
Cloudflare, Inc. Series D, 8.00%	9/10/18	$918,500
Generation Bio Series B	2/21/18	$438,994
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17 - 9/7/18	$653,074

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,394,483
Fidelity Securities Lending Cash Central Fund	34,973
Total	$1,429,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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